Employee Benefit Plan - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 01, 2007 H	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Employee Benefit Plans [Line Items]
Retirement Savings Plan, year of service required for eligibility	1 year
Retirement Savings Plan, hours of service required for eligibility	1,000
Retirement Savings Plan, years of age required for eligibility	21 years
Discretionary matching and profit sharing contributions, vesting period	5 years
Employer discretionary contribution amount		$ 52,000	$ 0	$ 0